Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 24, 2014 shares	Jan. 02, 2014 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) shares	May 26, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			¥ 4,863						$ 763
Expected period over which unamortized compensation costs is to be recognized			1 year 4 months 24 days	1 year 4 months 24 days
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification | ¥						¥ 4,770		¥ 12,510
2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award	122,545,665
Granted | $ / shares				$ 0.14			$ 0.6
2014 Restricted Share Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			2 years 2 months 12 days	2 years 2 months 12 days
Total fair value of vested shares			¥ 2,696	$ 423		18,263
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 5,238						822
2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award		64,497,718
Granted | $ / shares				$ 0.17	$ 0.21
Award scheme term			10 years	10 years
2013 Incentive Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			2 years 1 month 6 days	2 years 1 month 6 days
Total fair value of vested shares			¥ 2,199	$ 345		46,906		2,020
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount					$ 6,111	6,111			$ 959
2013 Incentive Scheme | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification | ¥						¥ 24,860		7,588
2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award scheme term			10 years	10 years
Shares available to be granted in the future			1,331,999		1,284,629	1,284,629			1,331,999
2011 Share Award Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares				$ 0.26	$ 0.21		$ 0.37
Expected period over which unamortized compensation costs is to be recognized					$ 166	¥ 166			$ 26
Expected period over which unamortized compensation costs is to be recognized			1 year 2 months 12 days	1 year 2 months 12 days
Total fair value of vested shares			¥ 2,154	$ 338		¥ 1,697		¥ 9,357
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Maximum [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Maximum [Member] | 2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award										100,000,000